Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Nov. 28, 2011
MFS European Equity Fund (Prospectus Summary): | MFS European Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MFS® European Equity Fund
Supplement Text	ck0000318874_SupplementTextBlock

SUPPLEMENT TO PROSPECTUS

The date of this supplement is June 28, 2012.

MFS® European Equity Fund

Effective immediately, the footnote (#) directly beneath the first table in the sub-section entitled “Fees and Expenses” under the main heading “Summary of Key Information” is restated in its entirety as follows:

#

On shares purchased without an initial sales charge and redeemed within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012.

Effective immediately, the European Market Risk paragraph in the sub-section entitled “Principal Risks” under the main heading “Summary of Key Information” is restated in its entirety as follows:

Risk, Narrative	rr_RiskNarrativeTextBlock

European Market Risk:   The economies of countries in Europe are in all stages of economic development and include both emerging and developed markets.  European countries can be significantly affected by the tight fiscal and monetary controls that the European Economic and Monetary Union (EMU) imposes on its members, the deficit and budget issues of several EMU members, and the uncertainty surrounding the Euro.  Eastern European countries remain relatively undeveloped and can be particularly sensitive to social, political, and economic conditions.

MFS European Equity Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEAX
MFS European Equity Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEBX
MFS European Equity Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEECX
MFS European Equity Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEEIX